CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 6,211,313	$ 7,630,153	$ 6,385,257
Receipts from rents and subsequent sales of such assets	16,509	3,815	1,280
Other cash receipts from operating activities	702,283	551,357	530,229
Classes of cash payments
Payments to suppliers for goods and services	(5,049,907)	(5,244,822)	(4,116,093)
Payments to and on behalf of employees	(736,789)	(656,540)	(607,029)
Payments to manufacture or acquire assets held for rental to others and subsequently held for sale	(10,848)	(27,405)	0
Other cash payments from operating activities	(174,824)	(167,533)	(141,588)
Interest paid	(328,317)	(259,052)	(260,394)
Interest received	137,480	76,581	32,381
Income taxes (paid) refunded	(28,463)	(204,954)	115,791
Other inflows (outflows) of cash, net	1,990	(1,108)	(503)
Net cash flow from (used in) operating activities	740,427	1,700,492	1,939,331
Cash flows from (used in) investing activities
Cash flow from losing control of subsidiaries and other businesses	0	0	47,988
Cash flow used in obtaining control of subsidiaries or other businesses	0	0	(797)
Cash flow used in the purchase of non-controlling interests	0	(14)	(34)
Other cash receipts from sales of equity or debt instruments of other entities classified as investing activities	0	1,878	0
Other cash payments to acquire equity or debt instruments of other entities classified as investing activities	(23,728)	(9,665)	0
Other cash receipts from sales of interests in joint ventures	0	0	2,621
Other cash payments to acquire interests in joint ventures	(11,222)	(176)	(7,759)
Loans to related entities	0	(3,304)	(1,891)
Proceeds from sales of property, plant and equipment	11,859	33,177	106,707
Purchase of property, plant and equipment	(844,470)	(1,271,742)	(1,316,803)
Proceeds from sales of intangible assets	281	314	0
Purchase of intangible assets	(6,682)	(6,251)	(6,994)
Proceeds from other long-term assets	6,088	51,934	256,659
Purchase of other long-term assets	(411,897)	(300,209)	(218,918)
Dividends received	4,265	33,980	3,049
Other inflows (outflows) of cash, net	(57,618)	102	(59)
Cash flows from (used in) investing activities	(1,333,124)	(1,469,976)	(1,136,231)
Cash flows from (used in) financing activities
Cash flow used in the purchase of non-controlling interests	0	0	(52,782)
Proceeds from issuing shares	0	0	200,000
Total proceeds from borrowings	2,126,607	318,357	167,962
Proceeds from long-term borrowings	1,160,649	82,207	87,962
Proceeds from short-term borrowings	965,958	236,150	80,000
Repayments of borrowings	(1,118,156)	(397,977)	(596,490)
Payments of lease liabilities	(73,806)	(65,000)	(67,895)
Dividends paid	(282,728)	(380,969)	(471,167)
Other inflows (outflows) of cash, net	(6,250)	(1,630)	(1,869)
Cash flows from (used in) financing activities	645,667	(527,219)	(822,241)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	52,970	(296,703)	(19,141)
Effect of exchange rate changes on cash and cash equivalents	(150,169)	(47,190)	(34,473)
Net increase (decrease) of cash and cash equivalents	(97,199)	(343,893)	(53,614)
Cash and cash equivalents, at the beginning of the period	667,207	1,011,100	1,064,714
Cash and cash equivalents, at the end of the period	$ 570,008	$ 667,207	$ 1,011,100